Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Oct. 01, 2013
Supplement [Text Block]	cfst2_SupplementTextBlock
Supplement dated May 7, 2014
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus & Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Mid Cap Value Opportunity Fund	10/1/2013
Effective on or about July 7, 2014 (the Effective Date), the Fund’s name will change to Columbia Small/Mid Cap Value Fund. Accordingly, effective on such date, all references in the Prospectus and in the Summary Prospectus to Columbia Mid Cap Value Opportunity Fund are deleted and replaced with Columbia Small/Mid Cap Value Fund.
As of the Effective Date, the first paragraph under the section of the Fund's Summary entitled "Principal Investment Strategies" is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of small- and medium-sized companies. These equity securities generally include common stocks and may also include real estate investment trusts. Small- and medium-sized companies are those whose market capitalizations at the time of purchase fall within the market capitalization range of the Russell 2500 Value Index (the Index) (between $18 million and $11.4 billion as of March 31, 2014). The market capitalization range and composition of the companies in the Index are subject to change. The Fund may also invest up to 20% of its net assets in equity securities of companies that have market capitalizations outside the range of the Index.
The rest of the section remains the same.
As of the Effective Date, the “Average Annual Total Returns” table within the section of the Fund’s Summary entitled “Performance Information” is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	02/14/2002
returns before taxes		11.40%	-0.53%	10.36%
returns after taxes on distributions		11.32%	-0.96%	9.64%
returns after taxes on distributions and sale of Fund shares		7.52%	-0.64%	8.99%
Class B returns before taxes	02/14/2002	12.39%	-0.45%	10.18%
Class C returns before taxes	02/14/2002	16.42%	-0.07%	10.18%
Class I returns before taxes	03/04/2004	18.87%	1.15%	11.48%
Class K returns before taxes	02/14/2002	18.53%	0.84%	11.21%
Class R returns before taxes	12/11/2006	17.82%	0.38%	10.71%
Class R4 returns before taxes	12/11/2006	18.15%	0.60%	10.93%
Class R5 returns before taxes	12/11/2006	18.69%	1.10%	11.29%
Class W returns before taxes	12/01/2006	18.24%	0.71%	11.04%
Class Z returns before taxes	09/27/2010	18.55%	0.81%	11.10%
Russell 2500 Value Index (reflects no deductions for fees, expenses or taxes)		19.21%	4.54%	10.20%
Russell Midcap Value Index (reflects no deductions for fees, expenses or taxes)		18.51%	3.79%	10.63%

As of the Effective Date, the Fund compares its performance to that of the Russell 2500 Value Index (the New Index). The Fund’s investment manager made this recommendation to the Fund’s Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name and principal investment strategies. Information on the New Index and old benchmark will be included for a one-year transition period. Thereafter, only the New Index will be included.

Columbia Mid Cap Value Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst2_SupplementTextBlock
Supplement dated May 7, 2014
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus & Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Mid Cap Value Opportunity Fund	10/1/2013
Effective on or about July 7, 2014 (the Effective Date), the Fund’s name will change to Columbia Small/Mid Cap Value Fund. Accordingly, effective on such date, all references in the Prospectus and in the Summary Prospectus to Columbia Mid Cap Value Opportunity Fund are deleted and replaced with Columbia Small/Mid Cap Value Fund.
As of the Effective Date, the first paragraph under the section of the Fund's Summary entitled "Principal Investment Strategies" is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of small- and medium-sized companies. These equity securities generally include common stocks and may also include real estate investment trusts. Small- and medium-sized companies are those whose market capitalizations at the time of purchase fall within the market capitalization range of the Russell 2500 Value Index (the Index) (between $18 million and $11.4 billion as of March 31, 2014). The market capitalization range and composition of the companies in the Index are subject to change. The Fund may also invest up to 20% of its net assets in equity securities of companies that have market capitalizations outside the range of the Index.
The rest of the section remains the same.
As of the Effective Date, the “Average Annual Total Returns” table within the section of the Fund’s Summary entitled “Performance Information” is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	02/14/2002
returns before taxes		11.40%	-0.53%	10.36%
returns after taxes on distributions		11.32%	-0.96%	9.64%
returns after taxes on distributions and sale of Fund shares		7.52%	-0.64%	8.99%
Class B returns before taxes	02/14/2002	12.39%	-0.45%	10.18%
Class C returns before taxes	02/14/2002	16.42%	-0.07%	10.18%
Class I returns before taxes	03/04/2004	18.87%	1.15%	11.48%
Class K returns before taxes	02/14/2002	18.53%	0.84%	11.21%
Class R returns before taxes	12/11/2006	17.82%	0.38%	10.71%
Class R4 returns before taxes	12/11/2006	18.15%	0.60%	10.93%
Class R5 returns before taxes	12/11/2006	18.69%	1.10%	11.29%
Class W returns before taxes	12/01/2006	18.24%	0.71%	11.04%
Class Z returns before taxes	09/27/2010	18.55%	0.81%	11.10%
Russell 2500 Value Index (reflects no deductions for fees, expenses or taxes)		19.21%	4.54%	10.20%
Russell Midcap Value Index (reflects no deductions for fees, expenses or taxes)		18.51%	3.79%	10.63%

As of the Effective Date, the Fund compares its performance to that of the Russell 2500 Value Index (the New Index). The Fund’s investment manager made this recommendation to the Fund’s Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name and principal investment strategies. Information on the New Index and old benchmark will be included for a one-year transition period. Thereafter, only the New Index will be included.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	As of the Effective Date, the Fund compares its performance to that of the Russell 2500 Value Index (the New Index). The Fund’s investment manager made this recommendation to the Fund’s Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name and principal investment strategies. Information on the New Index and old benchmark will be included for a one-year transition period. Thereafter, only the New Index will be included.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	As of the Effective Date, the Fund compares its performance to that of the Russell 2500 Value Index (the New Index). The Fund’s investment manager made this recommendation to the Fund’s Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name and principal investment strategies. Information on the New Index and old benchmark will be included for a one-year transition period. Thereafter, only the New Index will be included.
Columbia Mid Cap Value Opportunity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.40%
5 Years	rr_AverageAnnualReturnYear05	(0.53%)
10 Years	rr_AverageAnnualReturnYear10	10.36%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2002
Columbia Mid Cap Value Opportunity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.39%
5 Years	rr_AverageAnnualReturnYear05	(0.45%)
10 Years	rr_AverageAnnualReturnYear10	10.18%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2002
Columbia Mid Cap Value Opportunity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	(0.07%)
10 Years	rr_AverageAnnualReturnYear10	10.18%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2002
Columbia Mid Cap Value Opportunity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.87%
5 Years	rr_AverageAnnualReturnYear05	1.15%
10 Years	rr_AverageAnnualReturnYear10	11.48%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2004
Columbia Mid Cap Value Opportunity Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.53%
5 Years	rr_AverageAnnualReturnYear05	0.84%
10 Years	rr_AverageAnnualReturnYear10	11.21%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2002
Columbia Mid Cap Value Opportunity Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.82%
5 Years	rr_AverageAnnualReturnYear05	0.38%
10 Years	rr_AverageAnnualReturnYear10	10.71%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2006
Columbia Mid Cap Value Opportunity Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.15%
5 Years	rr_AverageAnnualReturnYear05	0.60%
10 Years	rr_AverageAnnualReturnYear10	10.93%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2006
Columbia Mid Cap Value Opportunity Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.69%
5 Years	rr_AverageAnnualReturnYear05	1.10%
10 Years	rr_AverageAnnualReturnYear10	11.29%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2006
Columbia Mid Cap Value Opportunity Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.24%
5 Years	rr_AverageAnnualReturnYear05	0.71%
10 Years	rr_AverageAnnualReturnYear10	11.04%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2006
Columbia Mid Cap Value Opportunity Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.55%
5 Years	rr_AverageAnnualReturnYear05	0.81%
10 Years	rr_AverageAnnualReturnYear10	11.10%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2010
Columbia Mid Cap Value Opportunity Fund | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.32%
5 Years	rr_AverageAnnualReturnYear05	(0.96%)
10 Years	rr_AverageAnnualReturnYear10	9.64%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2002
Columbia Mid Cap Value Opportunity Fund | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.52%
5 Years	rr_AverageAnnualReturnYear05	(0.64%)
10 Years	rr_AverageAnnualReturnYear10	8.99%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2002
Columbia Mid Cap Value Opportunity Fund | Russell 2500 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.21%
5 Years	rr_AverageAnnualReturnYear05	4.54%
10 Years	rr_AverageAnnualReturnYear10	10.20%
Columbia Mid Cap Value Opportunity Fund | Russell Midcap Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.51%
5 Years	rr_AverageAnnualReturnYear05	3.79%
10 Years	rr_AverageAnnualReturnYear10	10.63%